Document And Entity Information	3 Months Ended
Mar. 31, 2022
Document Information Line Items
Entity Registrant Name	STRATASYS LTD.
Document Type	6-K
Current Fiscal Year End Date	--12-31
Amendment Flag	false
Entity Central Index Key	0001517396
Document Period End Date	Mar. 31, 2022
Document Fiscal Year Focus	2022
Document Fiscal Period Focus	Q1
Entity File Number	001-35751
Entity Address, Address Line One	1 Holtzman Street
Entity Address, Address Line Two	Science Park
Entity Address, Address Line Three	P.O. Box 2496
Entity Address, City or Town	Rehovot
Entity Address, Country	IL
Entity Address, Postal Zip Code	76124